UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        07/13/09
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 64

Form 13F Information Value Total (thousands):     $147,765


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories            COM            002824100       521    11079    SH           SOLE               0       0       11079
Affiliated Computer Svcs.      CL A           008190100      6929   155985    SH           SOLE               0       0      155985
AMBAC Financial Grp.           COM            023139108        35    38100    SH           SOLE               0       0       38100
Amedisys Inc.                  COM            023436108      3891   117825    SH           SOLE               0       0      117825
American Int'l. Grp.           COM            026874107        34    28897    SH           SOLE               0       0       28897
American Oriental
   Bioengineering              COM            028731107       119    22500    SH           SOLE               0       0       22500
Amgen, Inc.                    COM            031162100      7100   134118    SH           SOLE               0       0      134118
Berkshire Hathaway Inc.        CL A           084670108       270        3    SH           SOLE               0       0           3
BP Amoco                       SPONS ADR      055622104       506    10610    SH           SOLE               0       0       10610
Capital One Financial Cor      COM            14040H105      3185   145559    SH           SOLE               0       0      145559
CDC Corporation Class A        SHS A          G2022L106        78    51000    SH           SOLE               0       0       51000
Cell Genesys Inc.              COM            150921104        24    82000    SH           SOLE               0       0       82000
China Security & Sur           COM            16942J105       292    38700    SH           SOLE               0       0       38700
CHIPMOS TECHNOLOGIES           SHS            G2210R106        11    15000    SH           SOLE               0       0       15000
Cintas Corp.                   COM            172908105       228    10000    SH           SOLE               0       0       10000
Cisco Systems Inc              COM            17275R102       300    16071    SH           SOLE               0       0       16071
Coach Inc.                     COM            189754104      5909   219833    SH           SOLE               0       0      219833
Coca Cola                      COM            191216100       480    10000    SH           SOLE               0       0       10000
Colgate-Palmolive              COM            194162103       378     5350    SH           SOLE               0       0        5350
ConocoPhilips                  COM            20825C104       281     6681    SH           SOLE               0       0        6681
eBay Inc.                      COM            278642103      7276   424740    SH           SOLE               0       0      424740
EMC Corp                       COM            268648102      6664   508682    SH           SOLE               0       0      508682
Emerson                        COM            291011104       321     9900    SH           SOLE               0       0        9900
Entremed                       COM            29382F103        63   128650    SH           SOLE               0       0      128650
Exxon Mobil Corp.              COM            30231G102       741    10606    SH           SOLE               0       0       10606
Factset Research Sys           COM            303075105      3472    69631    SH           SOLE               0       0       69631
Fastenal Co.                   COM            311900104       522    15752    SH           SOLE               0       0       15752
Fcstone Group Inc              COM            31308T100        79    20000    SH           SOLE               0       0       20000
First Financial Bancorp        COM            320209109      3234   429470    SH           SOLE               0       0      429470
Franklin Resources I           COM            354613101      1012    14055    SH           SOLE               0       0       14055
General Electric               COM            369604103       582    49644    SH           SOLE               0       0       49644
GFI Group Inc                  COM            361652209       135    20000    SH           SOLE               0       0       20000
Gilead Sciences Inc.           COM            375558103      8074   172378    SH           SOLE               0       0      172378
Global Payments Inc.           COM            37940X102      6964   185896    SH           SOLE               0       0      185896
HCC Insurance Holdings         COM            404132102      5528   230238    SH           SOLE               0       0      230238
Hubbell Inc Class B            CL B           443510201       247     7690    SH           SOLE               0       0        7690
Int'l Bus. Machines            COM            459200101       698     6686    SH           SOLE               0       0        6686
ISIS Pharmaceuticals           COM            464330109       198    12000    SH           SOLE               0       0       12000
J P Morgan & Co Inc.           COM            46625H100       230     6755    SH           SOLE               0       0        6755
Johnson & Johnson              COM            478160104       472     8311    SH           SOLE               0       0        8311
Kinetic Concepts Inc.          COM            49460W208      4609   169126    SH           SOLE               0       0      169126
Life Time Fitness In           COM            53217R207      4284   214095    SH           SOLE               0       0      214095
LJ International Inc.          ORD            G55312105       124    63700    SH           SOLE               0       0       63700
McDonald's Corporation         COM            580135101      1147    19944    SH           SOLE               0       0       19944
Medtronic Inc.                 COM            585055106       654    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.        COM            589981109       263    61200    SH           SOLE               0       0       61200
NeuStar Inc.                   CL A           64126X201      4353   196455    SH           SOLE               0       0      196455
Northern Trust Corp;           COM            665859104       644    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109     10523   276346    SH           SOLE               0       0      276346
Omnivision Technologies        COM            682128103       305    29400    SH           SOLE               0       0       29400
Oracle Corp.                   COM            68389X105       385    17992    SH           SOLE               0       0       17992
Philip Morris Intl  Inc        COM            718172109       425     9750    SH           SOLE               0       0        9750
Premier Exhibitions            COM            74051E102        36    49700    SH           SOLE               0       0       49700
Procter & Gamble               COM            742718109      2346    45915    SH           SOLE               0       0       45915
Roper Industries Inc.          COM            776696106      8037   177379    SH           SOLE               0       0      177379
Sandisk Corp.                  COM            80004C101       239    16250    SH           SOLE               0       0       16250
Sigma Designs                  COM            826565103       269    16800    SH           SOLE               0       0       16800
StanCorp Financial Group       COM            852891100      4856   169317    SH           SOLE               0       0      169317
Stryker                        COM            863667101      7102   178702    SH           SOLE               0       0      178702
T Rowe Price Group Inc.        COM            74144T108      6326   151805    SH           SOLE               0       0      151805
Teva Pharmaceutical Indus      ADR            881624209       227     4600    SH           SOLE               0       0        4600
Tractor Supply Co.             COM            892356106      6279   151950    SH           SOLE               0       0      151950
UTSTARCOM Inc.                 COM            918076100        25    15400    SH           SOLE               0       0       15400
Waters Corp.                   COM            941848103      7224   140349    SH           SOLE               0       0      140349